Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net change in non-cash working capital items:
Accounts receivable	$ 6,918	$ (1,870)
Inventories	(5,269)	(1,709)
Other assets	(11,694)	(13,836)
Accounts payable and accrued liabilities	1,673	(614)
Amortization of deferred revenue	(17,082)	(14,781)
Net change in non-cash working capital items	(8,372)	(18,029)
Non-cash investing and financing activities:
Change in mineral properties, plant and equipment from change in estimates for provision for rehabilitation and closure costs	3,119	1,354
Additions to property, plant and equipment by leases	20,019	11,666
Non-cash increase in accounts payable in relation to capital expenditures	$ 28,851	$ 10,311